Rule 497(d)
                                                      Registration No. 333-39844



                         THE PINNACLE FAMILY OF TRUSTS,
                           INDUSTRIAL TRUST SERIES VI



                  Supplement to Prospectus dated July 20, 2000

On February 8, 2001 EMC Corp. (EMC) issued a spinoff, McData Corp. (MCDTA), at a
 .0368069 for one basis. The trust, which held 5,256 shares of EMC Corp. (EMC), received 193 shares of McData Corp. (MCDTA) and cash in lieu of fractional shares.

                                                                     Rule 497(d)
                                                      Registration No. 333-39844



                         THE PINNACLE FAMILY OF TRUSTS,
                           TECHNOLOGY TRUST SERIES VI



                  Supplement to Prospectus dated July 20, 2000

On February 8, 2001 EMC Corp. (EMC) issued a spinoff, McData Corp. (MCDTA), at a
 .0368069 for one basis. The trust, which held 9,600 shares of EMC Corp. (EMC), received 353 shares of McData Corp. (MCDTA) and cash in lieu of fractional shares.